LEASE LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the lease liabilities
Balances at the beginning of the year	$ 89,987	$ 114,742
Incorporate by acquisition		125
Increases	71,844	58,999
Financial results, net	39,901	23,946
Payments	(44,192)	(47,521)	$ (40,013)
Decreases (included RECPAM and currency translation adjustments)	(68,895)	(60,304)
At the end of the year	$ 88,645	$ 89,987	$ 114,742